Liabilities For Pension Benefits - Expected Contribution and Benefits (Detail) BRL in Thousands	Dec. 31, 2015 BRL
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
2016	BRL 44,429
2017	46,725
2018	49,143
2019	51,562
2020	54,040
2021 until 2025	308,753
BrTREV Plans
Defined Benefit Plan Disclosure [Line Items]
2016	195,106
2017	203,295
2018	211,461
2019	219,708
2020	228,076
2021 until 2025	1,261,909
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
2016	23,028
2017	24,131
2018	25,367
2019	26,650
2020	27,866
2021 until 2025	157,295
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
2016	230,887
2017	244,260
2018	258,614
2019	272,844
2020	287,623
2021 until 2025	BRL 1,684,353